Fair values of financial assets and financial liabilities	12 Months Ended
Sep. 30, 2019
Fair values of financial assets and financial liabilities
Fair values of financial assets and financial liabilities

Note 22. Fair values of financial assets and financial liabilities

Accounting policy

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

On initial recognition, the transaction price generally represents the fair value of the financial instrument unless there is observable information from an active market to the contrary. Where unobservable information is used, the difference between the transaction price and the fair value (day one profit or loss) is recognised in the income statement over the life of the instrument when the inputs become observable.

Critical accounting assumptions and estimates

The majority of valuation models used by the Group employ only observable market data as inputs. However, for certain financial instruments data may be employed which is not readily observable in current markets.

The availability of observable inputs is influenced by factors such as:
▪ product type;
▪ depth of market activity;
▪ maturity of market models; and
▪ complexity of the transaction.

Where unobservable market data is used, more judgement is required to determine fair value. The significance of these judgements depends on the significance of the unobservable input to the overall valuation. Unobservable inputs are generally derived from other relevant market data and adjusted against:

▪ standard industry practice;
▪ economic models; and
▪ observed transaction prices.

In order to determine a reliable fair value for a financial instrument, management may apply adjustments to the techniques previously described. These adjustments reflect the Group’s assessment of factors that market participants would consider in setting the fair value.

These adjustments incorporate bid/offer spreads, credit valuation adjustments and funding valuation adjustments.

Fair Valuation Control Framework

The Group uses a Fair Valuation Control Framework where the fair value is either determined or validated by a function independent of the transaction. This framework formalises the policies and procedures used to achieve compliance with relevant accounting, industry and regulatory standards. The framework includes specific controls relating to:

▪      the revaluation of financial instruments;

▪      independent price verification;

▪      fair value adjustments; and

▪      financial reporting.

A key element of the framework is the Revaluation Committee, comprising senior valuation specialists from within the Group. The Revaluation Committee reviews the application of the agreed policies and procedures to assess that a fair value measurement basis has been applied.

The method of determining fair value differs depending on the information available.

Fair value hierarchy

A financial instrument’s categorisation within the valuation hierarchy is based on the lowest level input that is significant to the fair value measurement.

The Group categorises all fair value instruments according to the hierarchy described below.

Valuation techniques

The Group applies market accepted valuation techniques in determining the fair valuation of over the counter (OTC) derivatives. This includes credit valuation adjustments (CVA) and funding valuation adjustments (FVA), which incorporate credit risk and funding costs and benefits that arise in relation to uncollateralised derivative positions, respectively.

The specific valuation techniques, the observability of the inputs used in valuation models and the subsequent classification for each significant product category are outlined as follows:

Level 1 instruments

The fair value of financial instruments traded in active markets is based on recent unadjusted quoted prices. These prices are based on actual arm’s length basis transactions.

The valuations of Level 1 instruments require little or no management judgement.

Instrument	Balance Sheet Category	Includes:		Valuation
Exchange traded products	Derivatives	Exchange traded interest rate futures and options and commodity, energy and carbon futures

Foreign exchange products	Derivatives	FX spot and futures contracts

Equity products	Derivatives Trading securities and financial assets measured at FVIS Other financial liabilities	Listed equities and equity indices	_	All these instruments are traded in liquid, active markets where prices are readily observable. No modelling or assumptions are used in the valuation.
Non-asset backed debt instruments	Trading securities and financial assets measured at FVIS	Australian Commonwealth and New Zealand government bonds

Available-for-sale securities/Investment securities

Other financial liabilities

Life insurance assets and liabilities	Life insurance assets Life insurance liabilities	Listed equities, exchange traded derivatives and short sale of listed equities within controlled managed investment schemes

Level 2 instruments

The fair value for financial instruments that are not actively traded is determined using valuation techniques which maximise the use of observable market prices. Valuation techniques include:

▪      the use of market standard discounting methodologies;

▪      option pricing models; and

▪      other valuation techniques widely used and accepted by market participants.

Instrument	Balance Sheet Category	Includes:	Valuation
Interest rate products	Derivatives	Interest rate and inflation swaps, swaptions, caps, floors, collars and other non-vanilla interest rate derivatives

Industry standard valuation models are used to calculate the expected future value of payments by product, which is discounted back to a present value. The model’s interest rate inputs are benchmark interest rates and active broker quoted interest rates in the swap, bond and future markets. Interest rate volatilities are sourced from brokers and consensus data providers. If consensus prices are not available, these are classified as Level 3 instruments.

Foreign exchange products	Derivatives	FX swap, FX forward contracts, FX options and other non-vanilla FX derivatives	Derived from market observable inputs or consensus pricing providers using industry standard models.
Other credit products	Derivatives	Single Name and Index credit default swaps (CDS)

Valued using an industry standard model that incorporates the credit spread as its principal input. Credit spreads are obtained from consensus data providers. If consensus prices are not available, these are classified as Level 3 instruments.

Commodity products	Derivatives	Commodity, energy and carbon derivatives

Valued using industry standard models.

The models calculate the expected future value of deliveries and payments and discount them back to a present value. The model inputs include forward curves, volatilities implied from market observable inputs, discount curves and underlying spot and futures prices. The significant inputs are market observable or available through a consensus data service. If consensus prices are not available, these are classified as Level 3 instruments.

Equity products	Derivatives	Exchange traded equity options, OTC equity options and equity warrants	Due to low liquidity, exchange traded options are Level 2. Valued using industry standard models based on observable parameters such as stock prices, dividends, volatilities and interest rates.
Asset backed debt instruments	Trading securities and financial assets measured at FVIS Available-for-sale securities/Investment securities	Australian residential mortgage backed securities (RMBS) denominated in Australian dollar and other asset backed securities (ABS)

Valued using an industry approach to value floating rate debt with prepayment features. Australian RMBS are valued using prices sourced from a consensus data provider. If consensus prices are not available these are classified as Level 3 instruments.

Non-asset backed debt instruments	Trading securities and financial assets measured at FVIS Available-for-sale securities/Investment securities Other financial liabilities	State and other government bonds, corporate bonds and commercial paper Repurchase agreements and reverse repurchase agreements over non-asset backed debt securities	Valued using observable market prices which are sourced from independent pricing services, broker quotes or inter-dealer prices.
Loans at fair value	Loans	Fixed rate bills and syndicated loans	Discounted cash flow approach, using a discount rate which reflects the terms of the instrument and the timing of cash flows, adjusted for creditworthiness, or expected sale amount.
Certificates of deposit	Deposits and other borrowings	Certificates of deposit	Discounted cash flow using market rates offered for deposits of similar remaining maturities.
Debt issues at fair value	Debt issues	Debt issues	Discounted cash flows, using a discount rate which reflects the terms of the instrument and the timing of cash flows adjusted for market observable changes in Westpac’s implied credit worthiness.
Life insurance assets and liabilities	Life insurance assets Life insurance liabilities

Corporate bonds, over the counter derivatives, units in unlisted unit trusts, life insurance contract liabilities, life investment contract liabilities and external liabilities of managed investment schemes controlled by statutory life funds

Valued using observable market prices or other widely used and accepted valuation techniques utilising observable market input.

Level 3 instruments

Financial instruments valued where at least one input that could have a significant effect on the instrument’s valuation is not based on observable market data due to illiquidity or complexity of the product. These inputs are generally derived and extrapolated from other relevant market data and calibrated against current market trends and historical transactions.

These valuations are calculated using a high degree of management judgement.

Instrument	Balance Sheet Category	Includes:	Valuation
Asset backed debt instruments	Trading securities and financial assets measured at FVIS	Collateralised loan obligations

As prices for these securities are not available from a consensus provider these are revalued based on third party revaluations (lead manager or inter-dealer). Due to their illiquidity and/or complexity they are classified as Level 3 assets.

Non-asset backed debt instruments	Trading securities and financial assets measured at FVIS Available-for-sale securities/Investment securities	Offshore non-asset backed debt instruments and debt securities issued via private placement	These securities are evaluated by an independent pricing service or based on third party revaluations. Due to their illiquidity and/or complexity these are classified as Level 3 assets.
Equity investments	Trading securities and financial assets measured at FVIS Available-for-sale securities/Investment securities	Strategic equity investments, investments in unlisted funds and investments in boutique investment management companies

Valued using valuation techniques appropriate to the investment, including the use of recent arm’s length transactions where available, discounted cash flow approach, reference to the net assets of the entity or to the most recent fund unit pricing.

Due to their illiquidity, complexity and/or use of unobservable inputs into valuation models, they are classified as Level 3 assets.

The tables below summarise the attribution of financial instruments measured at fair value to the fair value hierarchy:

	2019				2018
		Valuation	Valuation			Valuation	Valuation
	Quoted	techniques	techniques		Quoted	techniques	techniques
	market	(Market	(Non-market		market	(Market	(Non-market
Consolidated	prices	observable)	observable)		prices	observable)	observable)
$m	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets measured at fair
value on a recurring basis
Trading securities and financial assets measured at FVIS	10,440	21,121	220	31,781	8,958	13,844	330	23,132
Derivative financial instruments	7	29,828	24	29,859	20	24,066	15	24,101
Available-for-sale securities	—	—	—	—	11,996	48,504	619	61,119
Investment securities	11,163	61,284	134	72,581	—	—	—	—
Loans[2]	—	239	21	260	—	546	—	546
Life insurance assets	1,097	8,270	—	9,367	1,345	8,105	—	9,450
Total financial assets measured
at fair value on a recurring basis	22,707	120,742	399	143,848	22,319	95,065	964	118,348
Financial liabilities measured at
fair value on a recurring basis
Deposits and other borrowings[3]	—	38,413	—	38,413	—	41,178	—	41,178
Other financial liabilities[4]	262	5,108	—	5,370	496	3,801	—	4,297
Derivative financial instruments	8	29,059	29	29,096	76	24,325	6	24,407
Debt issues[5]	—	5,819	—	5,819	—	3,355	—	3,355
Life insurance liabilities	—	7,377	—	7,377	—	7,597	—	7,597
Total financial liabilities measured
at fair value on a recurring basis	270	85,776	29	86,075	572	80,256	6	80,834

	2019				2018
		Valuation	Valuation			Valuation	Valuation
	Quoted	techniques	techniques		Quoted	techniques	techniques
	market	(Market	(Non-market		market	(Market	(Non-market
Parent Entity	prices	observable)	observable)		prices	observable)	observable)
$m	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets measured at fair
value on a recurring basis
Trading securities and financial assets measured at FVIS	10,213	19,159	193	29,565	8,952	12,257	206	21,415
Derivative financial instruments	7	29,253	23	29,283	20	23,529	13	23,562
Available-for-sale securities	—	—	—	—	10,657	45,786	70	56,513
Investment securities	10,191	58,114	66	68,371	—	—	—	—
Loans[2]	—	239	21	260	—	546	—	546
Due from subsidiaries[6]	—	897	—	897	—	278	—	278
Total financial assets measured
at fair value on a recurring basis	20,411	107,662	303	128,376	19,629	82,396	289	102,314
Financial liabilities measured at
fair value on a recurring basis
Deposits and other borrowings[3]	—	37,355	—	37,355	—	40,062	—	40,062
Other financial liabilities[4]	262	5,108	—	5,370	496	3,801	—	4,297
Derivative financial instruments	8	28,831	28	28,867	76	24,147	6	24,229
Debt issues[5]	—	3,624	—	3,624	—	3,223	—	3,223
Due to subsidiaries[6]	—	1,591	—	1,591	—	523	—	523
Total financial liabilities measured
at fair value on a recurring basis	270	76,509	28	76,807	572	71,756	6	72,334
1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

2.	As at 30 September 2018, loans measured at fair value were restated from $3,250 million to $546 million for both the Group and the Parent Entity.
3.	The contractual outstanding amount payable at maturity for the Group is $38,468 million (2018: $41,330 million) and for the Parent Entity is $37,410 million (2018: $40,214 million).
4.	The contractual outstanding amount payable at maturity for the Group and the Parent Entity is $5,369 million (2018: $4,298 million).
5.

The contractual outstanding amount payable at maturity for the Group is $5,632 million (2018: $3,475 million) and for the Parent Entity is $3,436 million (2018: $3,344 million). The cumulative change in the fair value of debt issues attributable to changes in Westpac's own credit risk is $34 million decrease (2018: $45 million decrease) for the Group and Parent Entity.

6.	As at 30 September 2018, the balances disclosed have been restated to include due from subsidiaries and due to subsidiaries measured at fair value.

Reconciliation of non-market observables[1]

The following tables summarise the changes in financial instruments measured at fair value derived from non-market observable valuation techniques (Level 3):

	Trading
	securities and
	financial assets	Available-			Total		Total
Consolidated 2019	measured	for-sale	Investment		Level 3		Level 3
$m	at FVIS	securities	securities	Other[2]	assets	Derivatives	liabilities
Balance as at beginning of year	330	619	—	15	964	6	6
Impact on adoption of AASB 9	4	(619)	109	14	(492)	—	—
Restated opening balance	334	—	109	29	472	6	6
Gains/(losses) on assets and (gains)/
losses on liabilities recognised in:
Income statements	36	—	—	12	48	7	7
Other comprehensive income	—	—	11	—	11	—	—
Acquisition and issues	63	—	36	16	115	4	4
Disposal and settlements	(216)	—	(22)	(12)	(250)	(6)	(6)
Transfer into or out of non-market observables	—	—	—	—	—	18	18
Foreign currency translation impacts	3	—	—	—	3	—	—
Balance as at end of year	220	—	134	45	399	29	29
Unrealised gains/(losses) recognised
in the income statements for financial
instruments held as at end of year	26	—	—	16	42	(11)	(11)

	Trading
	securities and
	financial assets	Available-		Total		Total
Consolidated 2018	measured	for-sale		Level 3		Level 3
$m	at FVIS	securities	Other[2]	assets	Derivatives	liabilities
Balance as at beginning of year	767	617	15	1,399	9	9
Gains/(losses) on assets/(gains)/losses on liabilities
recognised in:
Income statements	2	—	1	3	1	1
Available-for-sale securities reserve	—	(7)	—	(7)	—	—
Acquisition and issues	67	1,446	3	1,516	1	1
Disposal and settlements	(433)	(1,456)	(4)	(1,893)	(5)	(5)
Transfer into or out of non-market observables	(75)	—	—	(75)	—	—
Foreign currency translation impacts	2	19	—	21	—	—
Balance as at end of year	330	619	15	964	6	6
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of
year	(7)	—	4	(3)	(2)	(2)
1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

2.	Other is comprised of derivative financial assets and, for 2019 only, certain loans.

	Trading
	securities and
	financial assets	Available-			Total		Total
Parent Entity 2019	measured	for-sale	Investment		Level 3		Level 3
$m	at FVIS	securities	securities	Other[2]	assets	Derivatives	liabilities
Balance as at beginning of year	206	70	—	13	289	6	6
Impact on adoption of AASB 9	—	(70)	67	14	11	—	—
Restated opening balance	206	—	67	27	300	6	6
Gains/(losses) on assets and (gains)/
losses on liabilities recognised in:
Income statements	6	—	—	13	19	6	6
Other comprehensive income	—	—	—	—	—	—	—
Acquisition and issues	17	—	2	16	35	4	4
Disposal and settlements	(39)	—	(3)	(12)	(54)	(6)	(6)
Transfer into or out of non-market observables	—	—	—	—	—	18	18
Foreign currency translation impacts	3	—	—	—	3	—	—
Balance as at end of year	193	—	66	44	303	28	28
Unrealised gains/(losses) recognised
in the income statements for financial
instruments held as at end of year	3	—	—	16	19	(10)	(10)

	Trading
	securities and
	financial assets	Available-		Total		Total
Parent Entity 2018	measured	for-sale		Level 3		Level 3
$m	at FVIS	securities	Other[2]	assets	Derivatives	liabilities
Balance as at beginning of year	501	64	15	580	9	9
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	6	—	1	7	1	1
Available-for-sale securities reserve	—	2	—	2	—	—
Acquisition and issues	21	18	3	42	1	1
Disposal and settlements	(268)	(14)	(6)	(288)	(5)	(5)
Transfer into or out of non-market observables	(53)	—	—	(53)	—	—
Foreign currency translation impacts	(1)	—	—	(1)	—	—
Balance as at end of year	206	70	13	289	6	6
Unrealised gains/(losses) recognised in the income
statements for financial instruments held as at end of
year	5	—	4	9	(2)	(2)
1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

2.	Other is comprised of derivative financial assets and, for 2019 only,certain loans.

Transfers into and out of Level 3 have occurred due to changes in observability in the significant inputs into the valuation models used to determine the fair value of the related financial instruments. Transfers in and transfers out are reported using the end of year fair values.

Significant unobservable inputs

Sensitivities to reasonably possible changes in non-market observable valuation assumptions would not have a material impact on the Group’s reported results.

Day one profit or loss

The closing balance of unrecognised day one profit for both the Group and the Parent Entity for the year was $3 million (2018: $4 million profit).

Financial instruments not measured at fair value

For financial instruments not measured at fair value on a recurring basis, fair value has been derived as follows:

Instrument	Valuation
Loans

Where available, the fair value of loans is based on observable market transactions, otherwise fair value is estimated using discounted cash flow models. For variable rate loans, the discount rate used is the current effective interest rate. The discount rate applied for fixed rate loans reflects the market rate for the maturity of the loan and the credit worthiness of the borrower.

Investment securities	The carrying value approximates the fair value. The balance principally relates to government securities from illiquid markets. Fair value is monitored by reference to recent issuances.
Deposits and other borrowings

Fair values of deposit liabilities payable on demand (interest free, interest bearing and savings deposits) approximate their carrying value. Fair values for term deposits are estimated using discounted cash flows, applying market rates offered for deposits of similar remaining maturities.

Debt issues and loan capital

Fair values are calculated using a discounted cash flow model. The discount rates applied reflect the terms of the instruments, the timing of the estimated cash flows and are adjusted for any changes in Westpac’s credit spreads.

All other financial assets and liabilities	For all other financial assets and liabilities, the carrying value approximates the fair value. These items are either short-term in nature, re-price frequently or are of a high credit rating.

The following tables summarise the estimated fair value and fair value hierarchy of financial instruments not measured at fair value:

		2019 Fair value
			Valuation	Valuation
		Quoted	techniques	techniques
		market	(Market	(Non-market
Consolidated	Carrying	prices	observable)	observable)
$m	amount	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets not measured at fair value
Cash and balances with central banks	20,059	20,059	—	—	20,059
Collateral paid	5,930	5,930	—	—	5,930
Investment securities	820	—	366	454	820
Loans	714,510	—	—	716,130	716,130
Other financial assets	5,367	—	5,367	—	5,367
Total financial assets not measured at fair value	746,686	25,989	5,733	716,584	748,306
Financial liabilities not measured at fair value
Collateral received	3,287	3,287	—	—	3,287
Deposits and other borrowings	524,834	—	522,726	2,790	525,516
Other financial liabilities	23,845	—	23,845	—	23,845
Debt issues[2]	175,638	—	176,838	—	176,838
Loan capital	21,826	—	22,076	—	22,076
Total financial liabilities not measured at fair value	749,430	3,287	745,485	2,790	751,562

		2018 Fair value
			Valuation	Valuation
		Quoted	techniques	techniques
		market	(Market	(Non-market
Consolidated	Carrying	prices	observable)	observable)
$m	amount	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets not measured at fair value
Cash and balances with central banks	26,788	26,788	—	—	26,788
Collateral paid	4,787	4,787	—	—	4,787
Loans[3]	709,144	—	—	709,446	709,446
Other financial assets	5,517	—	5,517	—	5,517
Total financial assets not measured at fair value	746,236	31,575	5,517	709,446	746,538
Financial liabilities not measured at fair value
Collateral received	2,184	2,184	—	—	2,184
Deposits and other borrowings	518,107	—	515,953	2,838	518,791
Other financial liabilities	23,808	—	23,808	—	23,808
Debt issues[2]	169,241	—	170,060	—	170,060
Loan capital	17,265	—	17,438	—	17,438
Total financial liabilities not measured at fair value	730,605	2,184	727,259	2,838	732,281
1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

2.	The estimated fair value of debt issues includes the impact of changes in Westpac's credit spreads since origination.
3.

As at 30 September 2018, loans measured at amortised cost were restated from $706,440 million to $709,144 million.  Accordingly, the fair value estimates were also restated from $706,742 million to $709,446 million.

		2019 Fair value
			Valuation	Valuation
		Quoted	techniques	techniques
		market	(Market	(Non-market
Parent Entity	Carrying	prices	Observable)	observable)
$m	amount	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets not measured at fair value
Cash and balances with central banks	17,692	17,692	—	—	17,692
Collateral paid	5,773	5,773	—	—	5,773
Investment securities	27	—	4	23	27
Loans	631,676	—	—	633,003	633,003
Due from subsidiaries[2]	133,899	—	89,680	45,175	134,855
Other financial assets	4,615	—	4,615	—	4,615
Total financial assets not measured at fair value	793,682	23,465	94,299	678,201	795,965
Financial liabilities not measured at fair value
Collateral received	2,849	2,849	—	—	2,849
Deposits and other borrowings	464,075	—	463,440	1,251	464,691
Other financial liabilities	23,146	—	23,146	—	23,146
Debt issues[3]	153,050	—	154,111	—	154,111
Due to subsidiaries[2]	147,016	—	6,553	140,463	147,016
Loan capital	21,826	—	22,076	—	22,076
Total financial liabilities not measured at fair value	811,962	2,849	669,326	141,714	813,889

		2018 Fair value
			Valuation	Valuation
		Quoted	techniques	techniques
		market	(Market	(Non-market
Parent Entity	Carrying	prices	observable)	observable)
$m	amount	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets not measured at fair value
Cash and balances with central banks	24,976	24,976	—	—	24,976
Collateral paid	4,722	4,722	—	—	4,722
Loans[4]	629,622	—	—	629,774	629,774
Due from subsidiaries[2]	133,808	—	88,368	46,295	134,663
Other financial assets	4,666	—	4,666	—	4,666
Total financial assets not measured at fair value	797,794	29,698	93,034	676,069	798,801
Financial liabilities not measured at fair value
Collateral received	1,748	1,748	—	—	1,748
Deposits and other borrowings	460,406	—	459,841	1,213	461,054
Other financial liabilities	22,969	—	22,969	—	22,969
Debt issues[3]	149,065	—	149,800	—	149,800
Due to subsidiaries[2]	141,877	—	6,933	134,944	141,877
Loan capital	17,265	—	17,438	—	17,438
Total financial liabilities not measured at fair value	793,330	1,748	656,981	136,157	794,886
1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

2.

Due from subsidiaries excludes $8,165 million (2018: $6,511 million) of long-term debt instruments with equity-like characteristics which are part of the total investment in subsidiaries. As at 30 September 2018, the due from subsidiaries measured at amortised cost was restated from $140,597 million to $133,808 million, and due to subsidiaries measured at amortised cost was restated from $142,400 million to $141,877 million. Accordingly, the fair value estimate of due from subsidiaries was restated from $140,597 million (all within Level 3) to $134,663 million (split between Level 2 and Level 3), and the fair value estimate of due to subsidiaries was restated from $142,400 million (all within Level 3) to $141,877 million (split between Level 2 and Level 3).

3.	The estimated fair value of debt issues includes the impact of changes in Westpac's credit spreads since origination.
4.

As at 30 September 2018, loans measured at amortised cost were restated from $626,918 million to $629,622 million. Accordingly, the fair value estimates were also restated from $627,070 million to $629,774 million.